UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2016, Causeway International Small Cap Fund’s (the “Fund’s”) Institutional Class returned 4.73% and Investor Class returned 4.63%, compared to 6.13% for the MSCI All Country World ex USA Small Cap Index (the “Index”). Since the Fund’s inception on October 20, 2014, its average annual total returns are 4.10% for the Institutional Class and 3.89% for the Investor Class compared to the Index’s average annual total return of 3.26%.

Performance Review

The Fund underperformed the Index during the period. To evaluate stocks in our investable universe, our multi-factor quantitative model examines four broad factor categories: valuation, earnings growth, technical indicators, and quality. Our financial strength and valuation factors were positive performers over the period. On the contrary, our technical indicators and earnings growth factors more than offset some of that positive performance, delivering negative predictive power during the period. From a sector perspective, holdings in the information technology, utilities, and health care sectors detracted the most from relative performance versus the Index, while holdings in the materials, industrials, and telecommunication services sectors were the largest relative contributors. The top detractors from performance relative to the Index were overweight positions in opioid addiction pharmaceutical specialty company, Indivior Plc (United Kingdom), pharmaceutical manufacturer, Towa Pharmaceutical Co., Ltd. (Japan), newspaper & magazine publisher, Trinity Mirror Plc (United Kingdom), convenience store operator, BGF Retail Co., Ltd (South Korea), and salmon exporter, Bakkafrost P/F (Norway). The top individual contributors to outperformance included overweight positions in gold miner, Harmony Gold Mining Co. Ltd. (South Africa), airline operator, SAS (Sweden), plastics & polymers manufacturer, Korea Petro Chemical Ind Co., Ltd. (South Korea), rubber glove manufacturer, Top Glove Corp. Bhd. (Malaysia), and gold exploration company, Evolution Mining (Australia).

Significant Portfolio Changes

Our bottom-up quantitative security selection model guides the Fund’s exposure to industry groups and countries. As of March 31, 2015, the Fund’s largest overweights (relative to the Index) by industry group were in transportation, technology hardware & equipment, and diversified financials; while the Fund’s largest underweights were in capital goods, materials, and real estate. From a country perspective, the largest active country overweights relative to the Index were in Sweden, Thailand, and China, while the largest active country underweights were in Japan, the United Kingdom, and Switzerland.

Significant purchases in the first half of the fiscal year included purchases of the following new securities: medical testing services provider, BML, Inc. (Japan), electronics company, Elecom Co., Ltd. (Japan), residential property developer, Bellway Plc (United Kingdom), integrated circuit manufacturer, Winbond Electronics Corp. (Taiwan), and leisure vehicle manufacturer, Trigano SA (France). The largest sales during the period, all of which represented full exits from the Fund, included alternative investment manager, Man Group Plc (United Kingdom), energy & chemical trading company, Sojitz

2	Causeway International Small Cap Fund

Corp. (Japan), salmon exporter, Bakkafrost P/F (Norway), airline operator, Cebu Air, Inc. (Philippines), and life insurance company, Phoenix Group Holdings Ltd. (United Kingdom).

Investment Outlook

The prospect of thoroughly researching the numerous smaller companies across the globe that comprise the Index presents a significant challenge for investing in smaller capitalization stocks. For this reason, we feel that our quantitative tools are a fit for this asset class. We recognize that investing in international smaller capitalization stocks is a riskier proposition relative to broader equity investing; however, the CBOE Volatility Index (VIX) has come off its highs in the upper 20s and closed at 13.56 at the end of March, suggesting a more positive environment for the Fund’s investible universe. The Fund is significantly diversified, with 111 holdings as of the end of March and no position comprising larger than a 2% active weight in the portfolio. Smaller companies are often managed by teams with ownership stakes who are directly incentivized to grow their businesses. These management teams can react more nimbly to ever changing market conditions. For these reasons and more, we believe that investing internationally in smaller capitalization companies presents an attractive investment opportunity.

We thank you for your continued confidence in Causeway International Small Cap Fund, and look forward to serving you in the future.

March 31, 2016

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

As of March 31, 2016, the annualized expense ratios were 3.52% for the Institutional Class and 3.77% for the Investor Class.

The MSCI ACWI ex USA Small Cap Index is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of smaller capital stocks in developed and emerging markets, excluding the US market.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies involve additional risks and typically exhibit higher volatility. Diversification does not prevent all investment losses.

Causeway International Small Cap Fund	3

SCHEDULE OF INVESTMENTS (000)*

March 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 4.8%
BlueScope Steel Ltd.	3,021	$14
Broadspectrum Ltd.[1]	93,907	85
Downer EDI Ltd.	3,836	12
Evolution Mining Ltd.	146,649	169
Genworth Mortgage Insurance Australia Ltd.	48,250	92
Mineral Resources Ltd.	2,391	11
Sigma Pharmaceuticals Ltd.	48,175	39
Star Entertainment Grp Ltd.	9,932	43

		465

Austria — 0.2%
Austria Technologie & Systemtechnik AG	1,452	21

Belgium — 1.2%
AGFA-Gevaert NV1	25,197	112

Canada — 5.5%
AGF Management Ltd., Class B	21,900	87
Bird Construction Inc.	4,600	39
Dream Global Real Estate Investment Trust[2]	2,500	17
Dream Office Real Estate Investment Trust[2]	1,200	19
Morguard Real Estate Investment Trust[2]	2,300	26
RONA Inc.	2,000	36
Transcontinental Inc., Class A	11,300	179
Yellow Pages Ltd.[1]	7,800	124

		527

China — 5.8%
China Aoyuan Property Group Ltd.	254,000	52
Fantasia Holdings Group Co. Ltd.	733,500	93
Future Land Development Holdings Ltd.	54,000	7
Huangshan Tourism Development Co. Ltd., Class B	20,000	40
Lao Feng Xiang Co. Ltd., Class B	36,752	142

The accompanying notes are an integral part of the financial statements.

4	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

China — (continued)
Shanghai Diesel Engine Co. Ltd., Class B	22,900	$20
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	28,000	59
Shanghai Mechanical and Electrical Industry Ltd., Class B	57,100	139

		552

Denmark — 1.7%
DFDS A/S	4,424	161

France — 3.8%
Groupe Fnac S.A.[1]	139	9
Sartorius Stedim Biotech	457	174
Trigano S.A.	2,748	180

		363

Germany — 3.7%
Deutsche Beteiligungs AG	5,455	167
Patrizia Immobilien AG1	6,807	191

		358

Indonesia — 0.1%
Bank Pembangunan Daerah Jawa Barat Dan Banten	126,700	9

Italy — 3.5%
ASTM SpA	12,648	146
Banca IFIS SpA	378	12
DiaSorin SpA	187	11
Immobiliare Grande Distribuzione SIIQ SpA[2]	178,088	162

		331

Japan — 17.3%
Alpine Electronics Inc.	4,500	50
BML Inc.	4,900	189
CONEXIO Corp.	3,000	30
DTS Corp.	800	15

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)
EDION Corp.	4,700	$35
Elecom Co. Ltd.	10,700	189
Foster Electric Co. Ltd.	1,800	38
Geo Holdings Corp.	7,500	125
Haseko Corp.	11,000	103
K’s Holdings Corp.	1,800	60
Matsumotokiyoshi Holdings Co. Ltd.	500	26
Melco Holdings Inc.	8,500	173
Nissha Printing Co. Ltd.	600	9
Pioneer Corp.[1]	7,600	20
Rohto Pharmaceutical Co. Ltd.	1,000	18
Sumitomo Forestry Co. Ltd.	5,400	62
Sun Frontier Fudousan Co. Ltd.	1,000	10
Toda Corp.	27,000	131
Toei Co. Ltd.	8,000	71
Toho Holdings Co. Ltd.	7,800	167
Topre Corp.	900	17
Towa Pharmaceutical Co. Ltd.	200	8
Toyota Boshoku Corp.	800	13
UKC Holdings Corp.	2,000	40
Ulvac Inc.	600	20
Yuasa Trading Co. Ltd.	1,800	42

		1,661

Malaysia — 1.4%
Top Glove Corp. BHD	108,000	139

Mexico — 1.8%
Macquarie Mexico Real Estate Management SA de CV1,2	129,300	175

New Zealand — 4.2%
Air New Zealand Ltd.	93,358	185
Chorus Ltd.	3,557	10

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

New Zealand — (continued)
Fisher & Paykel Healthcare Corp. Ltd.	7,526	$51
Nuplex Industries Ltd.	44,631	160

		406

Norway — 2.1%
Aker ASA, Class A	6,084	113
BW LPG Ltd.	13,853	84

		197

Singapore — 1.9%
Yanlord Land Group Ltd.	197,100	179

South Africa — 4.1%
Emira Property Fund Ltd.[2]	38,117	39
Harmony Gold Mining Co. Ltd.	45,080	162
Sibanye Gold Ltd.	40,410	156
Telkom SA Ltd.	9,017	35

		392

South Korea — 5.2%
Chong Kun Dang Pharmaceutical Corp.	139	17
Daeduck GDS Co. Ltd.	3,132	33
Korea Petrochemical Industries Co. Ltd.	775	174
Korean Reinsurance Co.	12,584	153
Partron Co. Ltd.	1,918	21
Tongyang Life Insurance	9,351	97

		495

Spain — 1.0%
Corp. Financiera Alba SA	2,519	97

Sweden — 6.6%
Axfood AB	9,547	176
Bilia AB, Class A	7,780	174
KappAhl AB	24,544	98

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Sweden — (continued)
Lifco AB, Class B	765	$20
SAS AB1	59,005	168

		636

Switzerland — 0.9%
Gategroup Holding AG1	2,042	91

Taiwan — 5.5%
Coretronic Corp.	73,000	75
Elitegroup Computer Systems Co. Ltd.	146,000	91
Kindom Construction Co.	180,000	91
Primax Electronics Ltd.	39,000	46
Taiwan Surface Mounting Technology Co. Ltd.	30,450	27
Tripod Technology Corp.	10,000	18
Winbond Electronics Corp.[1]	622,000	182

		530

Thailand — 1.2%
AP Thailand PCL	101,700	18
Bangchak Petroleum PCL	23,400	19
Thai Vegetable Oil	117,900	78

		115

Turkey — 1.3%
Cimsa Cimento Sanayi VE Ticaret AS	21,740	121

United Kingdom — 9.1%
Bellway PLC	5,070	191
BGEO Group PLC	4,884	142
Debenhams PLC	40,289	44
Greggs PLC	9,011	141
Hargreaves Services PLC	5,899	15
Indivior PLC	57,053	133
Lookers PLC	15,566	35

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (concluded)

March 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)
Northgate PLC	4,283	$25
Trinity Mirror PLC	76,754	145

		871

Total Common Stock
(Cost $8,621) — 93.9%		9,004

EXCHANGE TRADED FUNDS
Market Vectors India Small-Cap Index ETF	9,500	365
Vanguard FTSE All-World ex-US Small-Cap ETF	1,000	93

Total Exchange Traded Funds
(Cost $462) — 4.8%		458

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.320%**	95,373	95

Total Short-Term Investment
(Cost $95) — 1.0%		95

Total Investments — 99.7%
(Cost $9,178)		9,557

Other Assets in Excess of Liabilities — 0.3%		31

Net Assets — 100.0%		$9,588

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2016.
1	Non-income producing security.
2	Real Estate Investment Trust.
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SECTOR DIVERSIFICATION

As of March 31, 2016, the sector diversification was as follows (Unaudited):

Causeway International Small Cap Fund	% of Net Assets

Consumer Discretionary	19.4%

Financials	19.2

Industrials	14.1

Health Care	12.4

Materials	11.0

Information Technology	10.2

Consumer Staples	4.4

Utilities	1.5

Energy	1.2

Telecommunication Services	0.5

Total	93.9

Exchange Traded Funds	4.8

Short-Term Investment	1.0

Other Assets in Excess of Liabilities	0.3

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

3/31/16
ASSETS:
Investments at Value (Cost $9,178)	$9,557
Foreign Currency (Cost $2)	2
Receivable for Dividends	40
Prepaid Expenses	33
Receivable Due from Adviser	9
Receivable for Tax Reclaims	6

Total Assets	9,647

LIABILITIES:
Payable Due to Administrator	2
Other Accrued Expenses	57

Total Liabilities	59

Net Assets	$9,588

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$9,488
Undistributed Net Investment Income	20
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(300)
Net Unrealized Appreciation on Investments	379
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1

Net Assets	$9,588

Net Asset Value Per Share (based on net assets of $9,065,139 ÷ 875,420 shares) — Institutional Class	$10.36

Net Asset Value Per Share (based on net assets of $522,610 ÷ 50,439 shares) — Investor Class	$10.36

*	Except for Net Asset Value per share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/01/15 to 3/31/16
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $14)	$104

Total Investment Income	104

EXPENSES:
Investment Advisory Fees	46
Transfer Agent Fees	28
Registration Fees	26
Custodian Fees	22
Professional Fees	17
Administration Fees	10
Pricing Fees	9
Printing Fees	2
Shareholder Service Fees — Investor Class	1

Total Expenses	161

Waiver of Investment Advisory Fees	(46)
Reimbursement of Other Expenses	(55)

Total Waiver and Reimbursement	(101)

Net Expenses	60

Net Investment Income	44

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(228)
Net Realized Loss from Foreign Currency Transactions	(7)
Net Change in Unrealized Appreciation on Investments	711
Net Change in Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	4

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	480

Net Increase in Net Assets Resulting from Operations	$524

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND

	10/01/15 to 3/31/16 (Unaudited)	10/20/14* to 9/30/2015 (Audited)
OPERATIONS:
Net Investment Income	$44	$174
Net Realized Loss on Investments	(228)	(63)
Net Realized Loss from Foreign Currency Transactions	(7)	(8)
Net Change in Unrealized Appreciation (Depreciation) on Investments	711	(332)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	4	(3)

Net Increase (Decrease) in Net Assets Resulting From Operations	524	(232)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from Net Investment Income:
Institutional Class	(181)	—
Investor Class	(11)	—

Total Dividends from Net Investment Income	(192)	—

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	(61)	9,549

Total Increase in Net Assets	271	9,317

NET ASSETS:
Beginning of Period	9,317	—

End of Period	$9,588	$9,317

Undistributed Net Investment Income	$20	$168

*	Commencement of operations.
(1)	See Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2016 (Unaudited) and the Period Ended September 30,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY INTERNATIONAL SMALL CAP FUND†
Institutional
2016(1)	10.12	0.05	0.43	0.48	(0.24)	—	(0.24)	—
2015(1)(2)	10.00	0.23	(0.11)	0.12	—	—	—	—
Investor
2016(1)	10.10	0.03	0.44	0.47	(0.21)	—	(0.21)	—	(3)
2015(1)(2)	10.00	0.23	(0.13)	0.10	—	—	—	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Commenced operations on October 20, 2014.
(3)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or round to $0 unless otherwise footnoted.

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

10.36	4.73	9,065	1.30	3.52	1.00	60
10.12	1.20	8,663	1.30	3.40	2.30	76

10.36	4.63	523	1.55	3.77	0.62	60
10.10	1.00	654	1.55	3.64	2.30	76

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available) are valued at the last reported sale price as of the close of regular trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in the Dreyfus Cash Management money market fund are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee

16	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices in markets which are not active, or prices based on inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2016:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$465	$—	$465
Austria	—	21	—	21
Belgium	—	112	—	112
Canada	527	—	—	527
China	—	552	—	552
Denmark	—	161	—	161
France	9	354	—	363
Germany	—	358	—	358
Indonesia	—	9	—	9
Italy	—	331	—	331
Japan	—	1,661	—	1,661
Malaysia	—	139	—	139
Mexico	175	—	—	175
New Zealand	—	406	—	406
Norway	—	197	—	197
Singapore	—	179	—	179
South Africa	39	353	—	392
South Korea	—	495	—	495
Spain	—	97	—	97
Sweden	—	636	—	636
Switzerland	—	91	—	91
Taiwan	—	530	—	530
Thailand	—	115	—	115

Causeway International Small Cap Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Turkey	$—	$121	$—	$121
United Kingdom	15	856	—	871

Total Common Stock	765	8,239	—	9,004

Exchange Traded Funds	458	—	—	458

Short-Term Investment	95	—	—	95

Total Investments in Securities	$1,318	$8,239	$—	$9,557

†	Holdings represent securities trading outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading and/or due to “Foreign Line” securities using “Local Line” prices. Securities with a value of $161 (000), which represented 1.7% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end. Securities with a value of $15 (000), which represented 0.2% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to adjustments to security values due to “Foreign Line” securities using “Local Line” prices. For the six months ended March 31, 2016, there were transfers between Level 1 and Level 2 based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

For the six months ended March 31, 2016, there were no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes – It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses

18	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it may enter into foreign currency exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Redemption Fee – The Fund imposes a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applies to exchanges from the Fund. The redemption fee is paid to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to accounts designated as omnibus accounts with the transfer agent. These are arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund may seek agreements with these intermediaries to impose the Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing, including for holders of shares purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios. For the six months ended March 31, 2016, the Investor Class retained $494 in redemption fees.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory

Causeway International Small Cap Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2017 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.30% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2016, the Adviser waived its entire advisory fee of $45,706 and reimbursed expenses of $55,140. The expense reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2016, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2016, approximately $5.789 million of net assets were held by affiliated investors.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2016, for the Fund were as follows:

Purchases (000)	Sales (000)
$5,501	$5,815

5.	Risks of Foreign and Smaller Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments. Investments in smaller companies involve additional risks and typically exhibit higher volatility.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. The values of securities of smaller, less well-known companies

20	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income are recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

As of September 30, 2015, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$193
Capital Loss Carryforwards	(65)
Unrealized Depreciation	(360)

Total Accumulated Losses	$(232)

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incur for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows:

	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Causeway International Small Cap Fund	$65	$—	$65

At March 31, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$9,178	$1,046	$(667)	$379

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2016 (Unaudited)		Period Ended September 30, 2015* (Audited)
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	106	$1,005	856	$8,903
Shares Issued in Reinvestment of Dividends and Distributions	17	181	—	—
Shares Redeemed	(104)	(1,101)	—	(4)

Increase in Shares Outstanding Derived from Institutional Class Transactions	19	85	856	8,899

Investor Class
Shares Sold	18	179	118	1,235
Shares Issued in Reinvestment of Dividends and Distributions	1	11	—	—
Shares Redeemed	(33)	(336)	(53)	(585)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	(14)	(146)	65	650

Increase (Decrease) in Shares Outstanding from Capital Share Transactions	5	$(61)	921	$9,549

*	Commenced operations on October 20, 2014.

8.	Significant Shareholder Concentration

As of March 31, 2016, two of the Fund’s shareholders of record owned 82% of net assets in the Institutional Class.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund entered into an agreement on February 24, 2015, as amended as of February 24, 2016, which enables it to participate in a $10 million secured committed revolving line of credit, along with certain other series of the Trust, with The Bank of New York Mellon (the “Custodian”) which expires February 22, 2017. The proceeds from the borrowings, if any, shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.15% per annum. As of March 31, 2016, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Causeway International Small Cap Fund	23

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2015 to March 31, 2016).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

24	Causeway International Small Cap Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Small Cap Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$1,047.30	1.30%	$6.65

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.50	1.30%	$6.56
Causeway International Small Cap Fund

Actual Portfolio Return
Investor Class	$1,000.00	$1,046.30	1.55%	$7.93

Hypothetical 5% Return
Investor Class	$1,000.00	$1,017.25	1.55%	$7.82

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period since inception to period end.)

Causeway International Small Cap Fund	25

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www.sec.gov.

CCM-SA-010-0200

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant’s last filing on Form N-CSR.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has not been any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan Turner Swan, President

Date: June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan Turner Swan, President

Date: June 7, 2016

By	/s/ Eric Kleinschmidt Eric Kleinschmidt, Treasurer

Date: June 7, 2016